Share-Based Compensation	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION [Abstract]
Share-Based Compensation

19. SHARE-BASED COMPENSATION

Changyou 2008 Share Incentive Plan

The Company’s 2008 Share Incentive Plan (the “Changyou 2008 Share Incentive Plan”) originally provided for the issuance of up to 2,000,000 Changyou ordinary shares, including Changyou ordinary shares issued pursuant to the exercise of share options and upon vesting and settlement of restricted share units. The 2,000,000 reserved Changyou ordinary shares became 20,000,000 Changyou ordinary shares in March 2009 when Changyou effected a ten-for-one share split of its ordinary shares. Most of the awards granted under the Changyou 2008 Share Incentive Plan vest over a period of four years. The maximum term of any share right granted under the Changyou 2008 Share Incentive Plan is ten years from the grant date. The Changyou 2008 Share Incentive Plan will expire in August 2018.

Prior to the completion of the Company’s initial public offering, the Company had granted under the Changyou 2008 Share Incentive Plan 15,000,000 Changyou ordinary shares to its former chief executive officer Tao Wang, through Prominence Investments Ltd., which is an entity that may be deemed under applicable rules of the Securities and Exchange Commission to be beneficially owned by Tao Wang. All of the restricted Changyou ordinary shares granted before the Company’s initial public offering had vested by the end of 2013.

Through December 31, 2017, the Company had also granted under the Changyou 2008 Share Incentive Plan restricted share units, settleable upon vesting by the issuance of an aggregate of 4,614,098 Changyou ordinary shares, to certain members of its management other than Tao Wang, and certain other Changyou employees.

A summary of activity for these restricted share units as of and for the year ended December 31, 2017 with respect to grants made under the Changyou 2008 Share Incentive Plan is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2017	10	$14.25
Granted	—
Vested	(10)	14.25
Forfeited	—

Unvested at December 31, 2017	—

Expected to vest thereafter	—

Share-based compensation expense recognized for the years ended December 31, 2015, 2016 and 2017 for restricted share units granted under the Changyou 2008 Share Incentive Plan was negative $0.2 million, $0.08 million and $2,200, respectively. As of December 31, 2017, there was no unrecognized compensation expense related to restricted share units under the Changyou 2008 Share Incentive Plan.

The total fair values of restricted share units granted under the Changyou 2008 Share Incentive Plan vested on their respective vesting dates during the years ended December 31, 2015, 2016 and 2017 were $1.1 million, $0.1 million and $0.2 million, respectively.

Changyou 2014 Share Incentive Plan

On June 27, 2014 the Company adopted and reserved for issuance 2,000,000 of Class A ordinary shares under a new share incentive plan (the “Changyou 2014 Share Incentive Plan”). On November 2, 2014, the Company increased to 6,000,000 the number of Class A ordinary shares reserved under the 2014 Share Incentive Plan.

i) Summary of share option activity

Through December 31, 2014, the Company had granted under the Changyou 2014 Share Incentive Plan an aggregate of 2,416,000 Class A restricted share units (settleable upon vesting in Class A ordinary shares) to certain employees. On February 16, 2015, Changyou’s Board of Directors approved the conversion of 2,400,000 Class A restricted share units into options for the purchase of Class A ordinary shares at an exercise price of $0.01. The conversion constituted a modification of share based compensation. The incremental value of the modification is approximately zero due to the facts that the exercise price is approximately zero and the other terms were not changed. On June 1, 2015, Changyou’s Board of Directors approved the grants of options for the purchase of an aggregate of 1,998,000 Class A ordinary shares to certain members of the Company’s management and certain other employees, at an exercise price of $0.01. On July 28, 2016, Changyou’s Board of Directors approved the contractual grant of options for the purchase of an aggregate of 100,000 Class A ordinary shares to a member of its management at an exercise price of $0.01. These Changyou share options vest in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and the achievement of certain subjective performance targets. No grant date had been established for the unvested options for accounting purposes as of December 31, 2017, because a mutual understanding had not been reached between Changyou and the recipients clarifying the subjective performance requirements. Compensation expense for the options is accrued commencing on the service inception date and was, and will be, re-measured based on the then-current fair value of the options on each subsequent reporting date until the grant date is established. To determine the fair value of these share options, the public market price of Changyou’s ADSs at each reporting date was used and a binomial valuation model was applied.

For the years ended December 31, 2015, 2016, and 2017, 450,000, 779,000, and 770,000, respectively, of these Changyou share options were granted and vested, as a mutual understanding of the subjective performance targets had been reached between Changyou and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. The cumulative share-based compensation expense of $4.7 million, $9.1 million, and $14.8 million, respectively, for these share options granted during the years ended December 31, 2015, 2016, and 2017, has been adjusted and fixed based on the aggregate amounts of the fair values of these granted share options at their respective grant dates.

A summary of Changyou share option activity under the Changyou 2014 Share Incentive Plan as of and for the year ended December 31, 2017 is presented below:

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding at January 1, 2017	852	0.01	7.93	9,032
Granted	770	0.01
Exercised	(675)	0.01
Forfeited or expired	—

Outstanding at December 31, 2017	947	0.01	7.01	17,240

Vested at December 31, 2017	947	0.01		17,240

Exercisable at December 31, 2017	947	0.01

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the closing price of $36.43 per Changyou ADS, or $18.22 per Class A ordinary share, on December 31, 2017 and the nominal exercise prices of the share options

Share-based compensation expense recognized for share options for the years ended December 31, 2015, 2016 and 2017 under the Changyou 2014 Share Incentive Plan was $15.2 million, $8.3 million and $17.4 million, respectively.

The total fair values of share options vested on their respective vesting dates during the year ended December 31 of each of 2015, 2016 and 2017 was $4.7 million, $9.1 million and $14.8 million, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2015, 2016 and 2017 was $10.48, $11.72 and $19.24 per share, respectively.

The total intrinsic value of share options exercised for the years ended December 31, 2015, 2016 and 2017 was $nil, $4.3 million and $10.3 million, respectively.

ii) Summary of restricted share unit activity

On November 2, 2014, the Company granted under the Changyou 2014 Share Incentive Plan an aggregate of 16,000 Class A restricted share units to an employee. These Class A restricted share units were subject to vesting over a four-year period commencing on their grant dates. The fair values as of the grant dates of the restricted share units were determined based on market price of Changyou’s ADSs on the grant dates. Due to the termination of the employee’s employment during the second quarter of 2015 prior to vesting, the Company recognized share-based compensation expense of negative $17,000 for the year ended December 31, 2015 and there was no unrecognized compensation expense for these restricted share units after the second quarter of 2015, as all of them were forfeited during that quarter.

MoboTap Equity Incentives

Compensation expense of $29,947, $71,449 and $24,708, respectively, was recognized for the years ended December 31, 2015, 2016 and 2017 with respect to share awards in MoboTap granted to employees of MoboTap. As of December 31, 2017, there was $135 of unrecognized compensation expense related to MoboTap share awards.